Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended	6 Months Ended
	Mar. 17, 2021	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Construction in Progress, Gross		$ 5,400	$ 5,400	$ 0
Impairment of Real Estate			0
Real Estate Held-for-sale		$ 0	$ 0
Number of Real Estate Properties		27	27
Number of Real Estate Properties Acquired	19	3
GreenAcreage Management Owner LLC (GAMO) [Member] | NewLake Capital Partners Inc [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		2.50%	2.50%
Merger with Target [Member]
Number of Real Estate Properties Acquired	19
Building and Building Improvements [Member]
Property, Plant and Equipment, Useful Life (Year)			35 years